CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Fair Values of Financial Assets/Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans and receivables at amortised cost
Trade receivables	$ 3,992	$ 5,443	$ 4,202	$ 3,590
Cash and cash equivalents	27,327	15,231
Investments (deposits)		1,169
Finance lease receivable	506	684
Total maximum credit exposure	47,858	34,838
Liabilities at amortised cost
Exchangeable senior notes	(82,695)	(82,021)	$ (81,382)
Provisions	(416)	(50)
Fair value through profit and loss (FVPL)
Exchangeable note bond call option	150
Exchangeable note equity conversion option	(1,370)	(4)
Exchangeable note bond put option
Level 1 [Member]
Loans and receivables at amortised cost
Trade receivables	20,025	17,754
Cash and cash equivalents	27,327	15,231
Investments (deposits)		1,169
Finance lease receivable	506	684
Total maximum credit exposure	47,858	34,838
Liabilities at amortised cost
Exchangeable senior notes
Lease liabilities	(18,741)	(20,149)
Trade and other payables (excluding deferred income)	(19,890)	(16,655)
Provisions	(416)	(50)
Total Liabilities at amortised cost	(39,047)	(36,854)
Fair value through profit and loss (FVPL)
Exchangeable note bond call option
Exchangeable note equity conversion option
Exchangeable note bond put option
Total fair value through profit and loss (FVPL)
Total fair value of financial assets liabilities	8,811	(2,016)
Level 2 [Member]
Loans and receivables at amortised cost
Trade receivables
Cash and cash equivalents
Investments (deposits)
Finance lease receivable
Total maximum credit exposure
Liabilities at amortised cost
Exchangeable senior notes	(82,664)	(82,021)
Lease liabilities
Trade and other payables (excluding deferred income)
Provisions
Total Liabilities at amortised cost	(82,664)	(82,021)
Fair value through profit and loss (FVPL)
Exchangeable note bond call option	150
Exchangeable note equity conversion option	(1,370)	(4)
Exchangeable note bond put option
Total fair value through profit and loss (FVPL)	(1,220)	(4)
Total fair value of financial assets liabilities	(83,884)	(82,025)
Carrying Amount [Member]
Loans and receivables at amortised cost
Trade receivables	20,025	17,754
Cash and cash equivalents	27,327	15,231
Investments (deposits)		1,169
Finance lease receivable	506	684
Total maximum credit exposure	47,858	34,838
Liabilities at amortised cost
Exchangeable senior notes	(82,664)	(82,021)
Lease liabilities	(18,741)	(20,149)
Trade and other payables (excluding deferred income)	(19,890)	(16,655)
Provisions	(416)	(50)
Total Liabilities at amortised cost	(121,711)	(118,875)
Fair value through profit and loss (FVPL)
Exchangeable note bond call option	150
Exchangeable note equity conversion option	(1,370)	(4)
Exchangeable note bond put option
Total fair value through profit and loss (FVPL)	(1,220)	(4)
Total fair value of financial assets liabilities	(75,073)	(84,041)
Fair Value [Member]
Loans and receivables at amortised cost
Trade receivables	20,025	17,754
Cash and cash equivalents	27,327	15,231
Investments (deposits)		1,169
Finance lease receivable	506	684
Total maximum credit exposure	47,858	34,838
Liabilities at amortised cost
Exchangeable senior notes	(82,664)	(82,021)
Lease liabilities	(18,741)	(20,149)
Trade and other payables (excluding deferred income)	(19,890)	(16,655)
Provisions	(416)	(50)
Total Liabilities at amortised cost	(121,711)	(118,875)
Fair value through profit and loss (FVPL)
Exchangeable note bond call option	150
Exchangeable note equity conversion option	(1,370)	(4)
Exchangeable note bond put option
Total fair value through profit and loss (FVPL)	(1,220)	(4)
Total fair value of financial assets liabilities	$ (75,073)	$ (84,041)